United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—47.0%
		Consumer Discretionary—8.4%
200	[1]	AMC Networks, Inc.	$15,204
7,600		American Eagle Outfitters, Inc.	110,428
9,414		Bayerische Motoren Werke AG (BMW)	1,094,107
6,200		Bridgestone Corp.	223,400
6,800		CBS Corp., Class B	456,144
31,400		Comcast Corp., Class A	1,623,066
7,557		Compagnie Financiere Richemont SA	752,693
3,031		Continental AG	737,794
5,034		Crown Ltd.	77,623
26,000		Daihatsu Motor Co. Ltd.	417,707
6,709		Daimler AG	625,265
15,666		Delphi Automotive PLC	1,042,886
6,578		Dollarama, Inc.	512,969
10,669		Electrolux AB, Class B	252,762
11,542		Flight Centre Travel Group Ltd.	534,029
14,780		Ford Motor Co.	227,464
1,717	[1]	Fossil Group, Inc.	197,300
37,000		Fuji Heavy Industries	1,000,894
1,200		Gap (The), Inc.	52,500
16,900		Goodyear Tire & Rubber Co.	454,103
27,100		Home Depot, Inc.	2,223,013
196,567		ITV PLC	664,577
500		Johnson Controls, Inc.	24,700
2,280		Kabel Deutschland Holding AG	323,992
105,853		Kingfisher PLC	698,390
11,800	[1]	Lamar Advertising Co.	632,598
5,800		Lear Corp.	470,960
3,620	[1]	Liberty Media Corp.	496,519
2	[1]	Liberty Ventures - Series A	285
10,049		Luxottica Group S.p.A	557,461
2,400		Macy's, Inc.	138,864
7,163		Magna International, Inc.	637,638
15,000	[1]	Mazda Motor Corp.	72,074
4,900	[1]	Mohawk Industries, Inc.	693,497
500	[1]	NVR, Inc.	596,000
6,145		Next PLC	693,039
14,854		Persimmon PLC	359,675
4,500		PetSmart, Inc.	301,770
1,140		ProSieben Sat.1 Media AG	54,366
4,762		Realestate.com.au Ltd.	210,726
42,981		Reed Elsevier PLC	658,921
8,700		Ross Stores, Inc.	633,360
15,000		Sekisui House Ltd.	187,776
15,500		Starbucks Corp.	1,099,880
15,500		Sumitomo Rubber Industries, Ltd.	208,505

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,444		Swatch Group AG, Class B	$963,761
38,500		TJX Cos., Inc.	2,366,210
7,800		Target Corp.	487,812
5,083	[1]	Tesla Motors, Inc.	1,244,369
36		Thor Industries, Inc.	2,016
14,600		Time Warner, Inc.	980,098
3,900		Toyoda Gosei Co., Ltd.	82,315
8,400		Toyota Motor Corp.	481,946
82,238		Tui Travel PLC	615,985
40,090		USS Co. Ltd.	540,075
11,800		Viacom, Inc., Class B - New	1,035,214
1,305		Volkswagen AG	333,419
18,400		Walt Disney Co.	1,486,904
3,700		Whirlpool Corp.	535,131
10,050		Whitbread PLC	755,128
22,700		Wynn Macau Ltd.	109,104
200		Wynn Resorts Ltd.	48,498
		TOTAL	35,114,909
		Consumer Staples—3.4%
33,700		Altria Group, Inc.	1,221,962
22,000		Archer-Daniels-Midland Co.	893,200
22,400		CVS Corp.	1,638,336
34,800		Dean Foods Co.	514,692
14,509		Hillshire Brands Co.	544,813
2,241		Ingredion, Inc.	147,547
45,800		Japan Tobacco, Inc.	1,454,511
33,771		Koninklijke Ahold NV	629,990
17,961		Kraft Foods Group, Inc.	992,705
1,729		L'Oreal SA	292,948
40,605		Mondelez International, Inc.	1,381,788
5,398		Nestle SA	408,763
32,000		Nippon Meat Packers	513,157
5,715		PepsiCo, Inc.	457,600
13,550		Philip Morris International, Inc.	1,096,331
89,512		Sainsbury (J) PLC	513,531
10,800		Swedish Match AB	341,940
10,296		The Coca-Cola Co.	393,307
19,100		Whole Foods Market, Inc.	1,032,355
		TOTAL	14,469,476
		Energy—4.3%
43		Aker Solutions ASA	723
31,983		Amec PLC	601,447
600		Anadarko Petroleum Corp.	50,496
319	[1]	Antero Resources Corp.	19,248
113,338		BP PLC	957,302
8,200		Cabot Oil & Gas Corp., Class A	287,000
10,600		Chevron Corp.	1,222,498
10,688		ConocoPhillips	710,752
7,600		Core Laboratories NV	1,429,180

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
105		Delek Group Ltd.	$39,340
3,100	[1]	Dril-Quip, Inc.	333,436
5,200		EOG Resources, Inc.	984,984
19,500		Exxon Mobil Corp.	1,877,265
4,786		Fugro NV- CVA, GDR	278,184
16,900		Halliburton Co.	963,300
600		Hess Corp.	48,018
11,800		Husky Energy, Inc.	358,806
17,900		Idemitsu Kosan Co. Ltd.	365,317
11,100		Marathon Oil Corp.	371,850
2,503		Marathon Petroleum Corp.	210,252
19,900		Noble Energy, Inc.	1,368,324
538		OMV AG	24,484
3,300		Oceaneering International, Inc.	236,214
7,295		Phillips 66	546,104
25,589		Royal Dutch Shell PLC, Class B	997,121
6,400		Schlumberger Ltd.	595,200
483		SeaDrill Ltd.	17,817
24,200		Showa Shell Sekiyu K.K.	237,553
63,700		Suncor Energy, Inc.	2,101,473
477		Tenaris SA	10,001
52,000		TonenGeneral Sekiyu KK	458,838
2,868		Total SA	186,178
		TOTAL	17,888,705
		Financials—9.9%
6,391		AGEAS	293,271
22,715		AXA	593,836
75,664		Aberdeen Asset Management PLC	494,903
25,132		Admiral Group PLC	603,917
13,200		Aflac, Inc.	845,856
4,135		Allianz SE	740,268
30,100		Allstate Corp.	1,633,226
5,500		American Express Co.	502,040
3,735		American Tower Corp.	304,290
7,400		Ameriprise Financial, Inc.	806,526
33,000		Aozora Bank Ltd.	95,981
12,931		Australia & New Zealand Banking Group, Melbourne	370,863
4,700		Axis Capital Holdings Ltd.	206,659
4,529		BNP Paribas SA	371,707
176,500		BOC Hong Kong (Holdings) Ltd.	536,740
3,275		Banco Bilbao Vizcaya Argentaria SA	40,662
4,290	[1]	Banco Popular Espanol SA	30,934
92,978		Banco Santander, SA	842,665
805		Bank Hapoalim Ltd.	4,373
51,553	[1]	Bank Leumi Le-Israel	196,698
3,500		Bank of America Corp.	57,855
1,500		Bank of Montreal	98,808
2,656		Bank of Nova Scotia	151,881
44,695		Bank of Queensland	478,204

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
42,000		Bank of Yokohama Ltd.	$211,713
5,289	[1]	Berkshire Hathaway, Inc., Class B	612,360
10,200		CBOE Holdings, Inc.	551,106
4,767		CNP Assurances	102,778
6,800		Canadian Imperial Bank of Commerce	569,154
12,000		Capitacommercial Trust	13,868
19,900		Citigroup, Inc.	967,737
2,467		Commonwealth Bank of Australia, Sydney	164,359
3,569		Credit Agricole SA	56,751
33,219		Credit Suisse Group AG	1,046,238
1,000		DBS Group Holdings Ltd.	13,032
26,800		DCT Industrial Trust, Inc.	212,256
11,784		DDR Corp.	195,850
1,000		Daito Trust Construction Co.	93,004
30,000		Daiwa Securities Group, Inc.	270,021
6,445		Deutsche Bank AG	313,496
25,600		DiamondRock Hospitality Co.	323,072
25,700		Discover Financial Services	1,474,666
4,891		DnB ASA	88,742
37,100	[1]	E*Trade Financial Corp.	833,637
2,398		Erste Group Bank AG	85,099
5,200		Extra Space Storage, Inc.	255,320
92,000		Fukuoka Financial Group, Inc.	370,640
1,300		Great-West Lifeco, Inc.	36,160
21,913		HSBC Holdings PLC	231,065
130,183		HSBC Holdings PLC	1,379,741
800		Hang Seng Bank Ltd.	12,978
6,051		Hannover Rueck SE	515,331
25,051		Hargreaves Lansdown PLC	586,030
16,660		ING US, Inc.	597,594
2,277		Invesco Ltd.	78,101
17,400		Investor AB, Class B	620,106
3,240		J.P. Morgan Chase & Co.	184,097
110		Japan Retail Fund Investment Corp.	217,038
3		KBC Groupe	190
11,100		Kite Realty Group Trust	68,598
13,432		LPL Investment Holdings, Inc.	721,030
181,743		Legal & General Group PLC	731,628
3,484		Lend Lease Corp. Ltd.	35,069
74,734		Link REIT	346,680
28,500	[1]	MBIA, Inc.	386,175
13,300		Manulife Financial Corp.	252,355
17,200		Mitsubishi UFJ Financial Group, Inc.	99,208
135,000		Mizuho Financial Group, Inc.	277,243
8,450		Muenchener Rueckversicherungs-Gesellschaft AG - REG	1,850,420
1,200		National Bank of Canada, Montreal	48,160
97,999		Natixis	707,046
3,000		Oversea-Chinese Banking Corp. Ltd.	22,625
2,060		Partners Group Holding AG	536,607

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
9,005		Pebblebrook Hotel Trust	$299,326
4,200		Plum Creek Timber Co., Inc.	181,818
4,433		Pohjola Bank PLC- A	102,797
402		Raiffeisen Bank International AG	14,011
8,000		RenaissanceRe Holdings Ltd.	764,080
13,900		Royal Bank of Canada, Montreal	903,192
6,700		SEI Investments Co.	224,919
2,800		SL Green Realty Corp.	278,124
17,000		SLM Holding Corp.	406,980
7,260		Sampo Oyj, Class A	367,870
13,241		Schroders PLC	601,546
1,284		Scor Regroupe	44,981
1,300		Simon Property Group, Inc.	209,677
34,000		Sino Land Co.	48,368
38,227		Standard Life PLC	249,651
30,600	[1]	Strategic Hotels & Resorts, Inc.	305,694
13,200		Sumitomo Mitsui Financial Group, Inc.	588,857
7,000		Sumitomo Mitsui Trust Holdings, Inc.	32,809
5,564		Suncorp Group Ltd.	60,276
19,500		Sunstone Hotel Investors, Inc.	263,640
4,250	[1]	TFS Financial Corp.	50,235
27,629		The Carlyle Group LP	1,002,104
2,000		Tokio Marine Holdings, Inc.	59,192
9,500		Toronto-Dominion Bank	430,344
42,000		United Overseas Land Ltd.	202,769
1,474		Validus Holdings Ltd.	54,258
3,400		Vornado Realty Trust	327,386
11,600		Waddell & Reed Financial, Inc., Class A	808,520
60,200		Wells Fargo & Co.	2,794,484
		TOTAL	41,346,245
		Health Care—5.3%
10,000		Abbott Laboratories	397,800
7,066	[1]	Actavis PLC	1,560,314
5,362	[1]	Actelion Ltd.	568,512
7,342		Amgen, Inc.	910,555
40,200	[1]	Ariad Pharmaceutiacals, Inc.	349,338
10,300		Astellas Pharma, Inc.	667,370
961		Bayer AG	136,494
5,700	[1]	Bio Rad Laboratories, Inc., Class A	739,404
10,332		CSL Ltd.	665,666
11,286		Cochlear Ltd.	577,072
1,100		Coloplast, Class B	92,655
11,600	[1]	Community Health Systems, Inc.	481,516
13,748	[1]	Express Scripts Holding Co.	1,035,362
18,900	[1]	Gilead Sciences, Inc.	1,564,731
1,406		Grifols SA	80,151
34,900	[1]	Hologic, Inc.	760,122
8,200	[1]	Laboratory Corp. of America Holdings	767,028
14,200	[1]	LifePoint Hospitals, Inc.	770,350

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
15,900		Lilly (Eli) & Co.	$947,799
46	[1]	Mallinckrodt PLC	3,114
3,400		Merck & Co., Inc.	193,766
9,326	[1]	Novo Nordisk A/S, Class B	444,522
2,229		Novartis AG - REG	186,151
799		Orion Oyj	26,314
89,822		Pfizer, Inc.	2,884,184
480	[1]	Qiagen NV	10,680
14,600		Quest Diagnostics, Inc.	773,800
4,072		Ramsay Health Care Ltd.	175,323
2,100	[1]	Regeneron Pharmaceuticals, Inc.	698,250
4,703		Roche Holding AG-GENUSSCHEIN	1,451,273
112		Sanofi	11,646
25,900		Sanofi ADR	1,342,656
12,400		Takeda Pharmaceutical Co. Ltd.	593,621
4,000	[1]	Tenet Healthcare Corp.	176,480
		TOTAL	22,044,019
		Industrials—5.5%
55		3M Co.	7,410
3		A P Moller-Maersk A/S	36,678
900	[1]	AMERCO	209,646
1,585		Abertis Infraestructuras SA	37,236
11,057		Adecco SA	954,837
6,400	[1]	Aecom Technology Corp.	204,416
9,400		Alaska Air Group, Inc.	814,416
11		Allegion PLC	598
22,338	[1]	American Airlines Group, Inc.	824,942
54,466		Aurizon Hldgs. Ltd.	247,388
85,734		BAE Systems PLC	589,913
9,500		Boeing Co.	1,224,740
82,300		Bombardier, Inc., Class B	268,313
9,126		Bouygues SA	367,947
712		Bunzl PLC	18,755
2,000		CP Railway Ltd.	313,826
6,008		Canadian National Railway, Co.	339,439
200	[1]	Copart, Inc.	7,286
4,100		DSV, De Sammensluttede Vognmad AS	131,346
17,700		Danaher Corp.	1,353,873
5,764		Deutsche Lufthansa AG	149,494
16,651		Deutsche Post AG	625,378
1,700		Dover Corp.	160,310
33,177		Edenred	1,067,005
21,512		Exelis, Inc.	439,490
21,301		Fortune Brands Home & Security, Inc.	995,609
15,000		Fuji Electric Co.	68,684
168		Geberit International AG	52,835
2,400		General Dynamics Corp.	262,896
22,735		General Electric Co.	579,060
6,638		Graco, Inc.	517,963

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
31,198		Grupo Ferrovial, SA	$658,858
1,700		Honeywell International, Inc.	160,548
1,168		Huntington Ingalls Industries, Inc.	118,353
10,500		IDEX Corp.	788,235
3,000		Ingersoll-Rand PLC	183,420
23,000		Itochu Corp.	285,664
1,216		Kone Corp. OYJ, Class B	49,531
27,035		Koninklijke Philips NV	946,344
4,800		LIXIL Group Corp.	140,128
4,600		Lennox International, Inc.	422,648
1,000		Lincoln Electric Holdings	74,970
3,000		Lockheed Martin Corp.	486,900
45,000		Marubeni Corp.	315,270
13,600		Masco Corp.	317,560
7,505		Nielsen Holdings N.V.	355,287
7,200		Northrop Grumman Corp.	871,416
6,400		OshKosh Truck Corp.	370,112
9,094		Randstad Holdings N.V.	572,957
3,700		Raytheon Co.	362,267
163,182		Serco Group PLC	1,258,347
1,779		Smith (A.O.) Corp.	88,416
3,430		Societe BIC SA	439,734
18,200		Southwest Airlines Co.	408,408
4,516		The ADT Corp.	138,686
4,500		Toro Co.	298,035
200		Union Pacific Corp.	36,076
31,000		Yangzijiang Shipbuilding Holdings Ltd.	27,756
		TOTAL	23,047,655
		Information Technology—5.5%
17,515		ARM Holdings PLC	296,231
625		ASML Holding N.V.	54,392
12,300		Activision Blizzard, Inc.	238,005
5,200	[1]	Alliance Data Systems Corp.	1,482,572
6,853		Apple, Inc.	3,606,323
58,200		Applied Materials, Inc.	1,103,472
14,100		Avnet, Inc.	613,773
31,772	[1]	Brocade Communications Systems, Inc.	304,058
5,749		CDW Corp.	150,451
60,400		Cisco Systems, Inc.	1,316,720
2,295	[1]	CoreLogic, Inc.	74,817
1,700		DST Systems, Inc.	159,766
18,100	[1]	eBay, Inc.	1,063,737
2,282	[1]	Facebook, Inc.	156,226
5,800	[1]	Freescale Semiconductor Ltd.	131,950
1,100		Global Payments, Inc.	77,363
1,548	[1]	Google, Inc.	1,881,826
7,100		Hewlett-Packard Co.	212,148
1,500		Hoya Corp.	44,453
9,600		Intuit, Inc.	750,240

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
11,000		Mastercard, Inc. Class A	$854,920
5,800		Microsoft Corp.	222,198
2,100		Murata Manufacturing Co. Ltd.	199,972
6,400	[1]	Neustar, Inc., Class A	229,248
5,900		Omron Corp.	247,838
23,620		Oracle Corp.	923,778
3,000		Otsuka Corp.	385,281
21,900		Qualcomm, Inc.	1,648,851
1,605		STMicroelectronics N.V.	14,553
10,500	[1]	Salesforce.com, Inc.	654,885
13,600	[1]	Tech Data Corp.	783,360
900		Texas Instruments, Inc.	40,464
5,507		United Internet AG	256,278
4,400	[1]	VMware, Inc., Class A	422,620
12,100	[1]	Verisign, Inc.	666,831
4,200		Visa, Inc., Class A Shares	948,948
8,200		Western Digital Corp.	713,318
		TOTAL	22,931,866
		Materials—1.1%
18,000		Asahi Kasei Corp.	127,877
4,900		Avery Dennison Corp.	244,118
34,035		CRH PLC	1,007,689
1,168		EMS-Chemie Holdings AG	450,201
9,400		Eagle Materials, Inc.	830,960
116,646		Fortescue Metals Group Ltd.	566,244
9,300		JSR Corp.	159,280
1,787		LyondellBasell Industries NV, Class A	157,399
6,200		Nitto Denko Corp.	289,683
3,900		Sherwin-Williams Co.	781,872
780		Voest-alpine Stahl	35,157
453		Yara International ASA	18,371
		TOTAL	4,668,851
		Telecommunication Services—1.7%
26,800		AT&T, Inc.	855,724
12,893		Belgacom	388,936
364,095		HKT Trust and HKT Ltd.	389,404
3,500		KDDI Corp.	213,260
11,500		Nippon Telegraph and Telephone Corp.	644,212
50,374		Orange SA	630,579
53,000		PCCW Ltd.	25,132
3,300		Softbank Corporation	248,643
148,000		StarHub Ltd.	488,021
4,342		TDC AS	43,127
48,407		Tele2 AB, Class B	600,591
14,268		Telenor ASA	315,218
16,500		TeliaSonera AB	127,154
6,826		Telstra Corp. Ltd.	30,761
25,900		Verizon Communications	1,232,322
1,211		Verizon Communications, Inc.	57,430

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
25,118		Vodafone Group PLC	$104,731
100,268		Windstream Holdings, Inc.	804,149
		TOTAL	7,199,394
		Utilities—1.9%
39,800		AES Corp.	543,270
2,500		Alliant Energy Corp.	135,600
15,800		Ameren Corp.	638,478
7,300		American Electric Power Co., Inc.	366,460
37,200		CMS Energy Corp.	1,057,596
16,167		Electricite De France	643,016
9,522		Enagas SA	277,125
26,714		GDF Suez	685,475
2,100		MDU Resources Group, Inc.	71,316
7,500		OGE Energy Corp.	270,000
16,000		Power Assets Holdings Ltd.	133,702
1,600		Public Service Enterprises Group, Inc.	58,656
16,953		SSE PLC	398,293
7,900		Sempra Energy	746,313
28,049		Snam Rete Gas S.p.A	159,665
32,970		Suez Environnement SA	658,963
122,408		Terna S.p.A	625,151
4,700		UGI Corp.	210,043
2,600		Vectren Corp.	100,022
		TOTAL	7,779,144
		TOTAL COMMON STOCKS (IDENTIFIED COST $157,270,496)	196,490,264
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
$50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045 (IDENTIFIED COST $50,499)	52,320
		CORPORATE BONDS—1.6%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	57,579
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,141
		TOTAL	74,720
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	110,429
150,000		Barrick Gold Corp., Sr. Unsecd. Note, 4.100%, 05/01/2023	143,901
		TOTAL	254,330
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	37,962
150,000	[1,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	37,962
		Capital Goods - Aerospace & Defense—0.0%
50,000	[4,5]	BAE Systems Holdings, Inc, Series 144A, 5.200%, 8/15/2015	52,910
		Capital Goods - Diversified Manufacturing—0.1%
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	116,197
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	81,225
		TOTAL	197,422
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	125,626

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	$30,626
		TOTAL	156,252
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,212
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,200
		Consumer Cyclical - Automotive—0.1%
1,100,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	186,516
50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	53,159
		TOTAL	239,675
		Consumer Cyclical - Retailers—0.1%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	102,407
146,280	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	159,280
		TOTAL	261,687
		Consumer Non-Cyclical - Food/Beverage—0.0%
90,000	[4,5]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/01/2014	90,468
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,541
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,983
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	60,136
		TOTAL	92,119
		Energy - Independent—0.0%
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	108,360
50,000	[4,5]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.875%, 01/18/2024	51,544
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,852
		TOTAL	187,756
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	102,584
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,575
		TOTAL	147,159
		Energy - Oil Field Services—0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	59,235
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,817
		Financial Institution - Banking—0.1%
100,000	[4,5]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	106,625
2,000		Citigroup, Inc., Sr. Unsecd. Note, 5.125%, 5/05/2014	2,016
60,000	[4,5]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,280
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,721
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	58,388
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	47,809
223,103	[4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	136,177
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,267
		TOTAL	466,283
		Financial Institution - Brokerage—0.0%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	34,224
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	117,800

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$30,000		Nuveen Investments, Sr. Unsecd. Note, 5.500%, 9/15/2015	$30,525
		TOTAL	182,549
		Financial Institution - Finance Noncaptive—0.4%
830,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,473,212
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	38,493
		TOTAL	1,511,705
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,545
		Financial Institution - Insurance - Life—0.2%
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,100
750,000	[4]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	846,272
		TOTAL	861,372
		Financial Institution - Insurance - P&C—0.1%
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,686
100,000	[4,5]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	100,139
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	45,068
		TOTAL	199,893
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,715
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	44,870
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	106,867
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,256
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	99,417
		TOTAL	348,125
		Foreign - Local - Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	64,733
145,000		Queensland Treasury Corp., 4.000%, 06/21/2019	130,628
		TOTAL	195,361
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	141,494
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	101,078
		TOTAL	242,572
		Technology—0.0%
50,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.500%, 03/15/2024	50,201
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	56,255
		Transportation - Services—0.0%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	86,883
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,330
		TOTAL	187,213
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	76,948
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	53,851
39,281	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	42,548
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	76,912
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	48,517
		TOTAL	298,776
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,376,913)	6,607,315

Shares or Principal Amount		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—2.6%
	Sovereign—2.6%
680,000	Bonos Y Oblig Del Estado, 2.100%, 04/30/2017	$954,748
640,000	Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	923,966
880,000	Buoni Poliennali Del Tes, 2.750%, 12/01/2015	1,254,797
900,000	Buoni Poliennali Del Tes, 3.750%, 08/01/2016	1,318,655
450,000	Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	641,697
400,000	Canada, Government of, Bond, 4.000%, 06/01/2016	385,102
400,000	France, Government of, Bond, 3.500%, 04/25/2026	612,445
157,000,000	Japan, Government of, Series 105, 0.200%, 06/20/2017	1,547,039
183,000,000	Japan, Government of, Series 324, 0.100%, 01/15/2015	1,798,726
55,500,000	Japan, Government of, Series 327, 0.100%, 4/15/2015	545,527
440,000	Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	366,147
1,240,000	Sweden, Government of, Series 1050, 3.000%, 7/12/2016	202,720
210,000	United Kingdom, Government of, 1.750%, 09/07/2022	329,122
75,000	United Mexican States, 6.625%, 03/03/2015	79,425
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	36,375
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,123,247)	10,996,491
	MORTGAGE-BACKED SECURITIES—0.1%
$3,983	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	4,636
2,912	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	3,472
8,160	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	9,210
5,632	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	6,368
2,015	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,275
4,134	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,637
14,869	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	15,807
27	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	28
3,121	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	3,336
6,376	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	7,222
4,535	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	5,115
16,299	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	18,336
15,166	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	16,201
16,350	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	17,465
10,850	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	12,134
19,763	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	21,861
20,617	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	21,925
1,699	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,082
755	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	887
6,449	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	7,569
27	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	28
8,102	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	8,971
551	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	614
8	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	8
17,354	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	19,435
7,101	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	7,953
6,933	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	7,703
16,270	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	17,834
13,378	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	15,727
7,492	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	8,842
16,565	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	19,080
26,791	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	30,879

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$771		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	$883
2,976		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,536
3,574		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,101
420		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	499
325		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	374
7,098		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	8,336
6,098		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	7,023
1,017		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,192
8,327		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	9,790
6,548		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	7,619
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $324,298)	360,993
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	101,770
		PURCHASED CALL OPTIONS—0.0%
5,180,000	[1]	BNP MXN CALL/JPY PUT, Strike Price $7.62; Expiration Date 3/5/2014	3,418
1,100,000	[1]	Barclays AUD CALL/NZD PUT, Strike Price $1.10; Expiration Date 7/18/2014	8,346
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $17,487)	11,764
		U.S. TREASURY—2.4%
1,825,027		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	1,904,416
300,000	[6,7]	United States Treasury Bill, 0.500%, 5/22/2014	299,973
7,810,000	[6,7]	United States Treasury Bill, 0.500%, 5/8/2014	7,809,174
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,012,915)	10,013,563
		INVESTMENT COMPANIES—45.9%[8]
716,377		Emerging Markets Fixed Income Core Fund	24,366,101
573,043		Federated InterContinental Fund, Institutional Shares	30,480,152
125,758,123	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	125,758,123
541,924		Federated Project and Trade Finance Core Fund	5,229,562
929,974		High Yield Bond Portfolio	6,249,424
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $187,696,179)	192,083,362
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $372,962,034)[10]	416,717,842
		OTHER ASSETS AND LIABILITIES - NET—0.4%[11]	1,551,996
		TOTAL NET ASSETS—100%	$418,269,838
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 10 Euro Short Futures	294	$12,950,700	March 2014	$(304,843)
1FTSE 100 Index Short Futures	56	$3,794,280	March 2014	$(301,783)
[1]Hang Seng Index Short Futures	29	$33,070,150	March 2014	$(53,026)
1KOSPI2 Index Short Futures	59	$7,596,250,000	March 2014	$(12,859)
1MEX Bolsa Index Short Futures	223	$86,573,060	March 2014	$596,790
[1]Mini MSCI Emerging Market Short Futures	84	$4,020,240	March 2014	$(84,009)
1OMXS 30 Index Short Futures	42	$5,709,900	March 2014	$(25,220)
1SGX CNX Nifty Short Futures	415	$5,212,815	March 2014	$(68,475)

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Long Bond Short Futures	14	$1,862,875	June 2014	$(24,203)
[1]United States Treasury Notes 10-Year Short Futures	50	$6,226,563	June 2014	$(29,800)
[1]United States Treasury Notes 2-Year Short Futures	60	$13,192,500	June 2014	$(3,885)
[1]Amsterdam Index Long Futures	159	$12,672,300	March 2014	$(114,672)
1DAX Index Long Futures	26	$6,284,850	March 2014	$510,140
1FTSE/MIB Index Long Futures	66	$6,747,840	March 2014	$574,426
1MSCI Singapore IX ETS Long Futures	21	$1,480,080	March 2014	$(6,399)
1MSCI Taiwan Index Long Futures	23	$696,440	March 2014	$1,385
[1]Russell 2000 Mini Long Futures	90	$10,637,100	March 2014	$543,268
1S&P 500 Long Futures	80	$37,152,000	March 2014	$1,158,815
1S&P MidCap 400 E-Mini Long Futures	25	$3,435,500	March 2014	$142,519
1S&P/TSX 60 Index Long Futures	71	$11,536,080	March 2014	$668,185
1SPI 200 Long Futures	158	$21,314,200	March 2014	$827,210
[1]Swiss Market Index Long Futures	24	$2,023,920	March 2014	$59,989
[1]Topix Index Long Futures	49	$593,390,000	March 2014	$(251,053)
[1]United States Treasury Notes 5-Year Long Futures	114	$13,663,969	June 2014	$37,150
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,839,650
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,124,535,446 and $4,965,241,264, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/7/2014	19,782,021 Japanese Yen	2,580,000 Mexican Peso	$(132)
3/7/2014	23,842,720 Japanese Yen	3,100,000 Mexican Peso	$565
3/28/2014	1,651,005 Canadian Dollar	$1,500,000	$(9,860)
3/28/2014	1,343,430 Canadian Dollar	900,000 Euro	$(29,716)
3/28/2014	535,000 Euro	$733,539	$4,910
3/28/2014	780,000 Euro	$1,066,022	$10,594
3/28/2014	28,145,661 Japanese Yen	$275,525	$1,071
3/28/2014	41,027,353 Japanese Yen	$399,752	$3,435
3/28/2014	43,473,410 Japanese Yen	$424,723	$2,502
3/28/2014	21,300,015 Japanese Yen	1,275,450 Norwegian Krone	$(2,994)
3/28/2014	5,423,760 Norwegian Krone	$900,000	$2,854
3/28/2014	5,456,250 Norwegian Krone	$900,000	$8,262
3/28/2014	450,000 Turkish Lira	$200,490	$1,572
4/1/2014	750,000 Canadian Dollar	4,044,788 Norwegian Krone	$3,653
4/1/2014	112,644,400 Japanese Yen	$1,100,000	$7,010
Contracts Sold:
3/7/2014	11,876,565 Japanese Yen	1,550,000 Mexican Peso	$158
3/7/2014	11,891,135 Japanese Yen	1,550,000 Mexican Peso	$14
3/28/2014	1,369,053 Canadian Dollar	900,000 Euro	$6,590
3/28/2014	1,652,895 Canadian Dollar	$1,500,000	$8,155
3/28/2014	535,000 Euro	$736,181	$(2,267)
3/28/2014	780,000 Euro	$1,066,182	$(10,434)
3/28/2014	102,289,000 Japanese Yen	$1,000,000	$(5,222)
3/28/2014	112,283,600 Japanese Yen	$1,100,000	$(3,442)
3/28/2014	5,429,790 Norwegian Krone	$900,000	$(3,858)
3/28/2014	5,443,650 Norwegian Krone	$900,000	$(6,165)
3/28/2014	450,000 Turkish Lira	$201,993	$(69)

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
4/1/2014	375,000 Canadian Dollar	2,035,106 Norwegian Krone	$289
4/1/2014	535,000 Euro	$733,426	$(5,020)
4/1/2014	561,000 Euro	$774,435	$102
4/1/2014	112,535,500 Japanese Yen	$1,100,000	$(5,940)
4/1/2014	68,712,347 Japanese Yen	$675,000	$(269)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(23,652)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $326,983 and $300,688, respectively This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options contracts held by the Fund throughout the period was $6,979. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Issuer in default.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $2,156,150, which represented 0.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At February 28, 2014, these liquid restricted securities amounted to $1,173,701, which represented 0.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$217,227	$136,177
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$846,272
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	At February 28, 2014, the cost of investments for federal tax purposes was $373,014,515. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $43,703,327. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,782,634 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,079,307.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of a the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$113,149,697	$—	$—	$113,149,697
International	83,340,567	—	—	83,340,567
Debt Securities:
Collateralized Mortgage Obligation	—	52,320	—	52,320
Corporate Bonds	—	6,607,315	—	6,607,315
Foreign Governments/Agencies	—	10,996,491	—	10,996,491
Mortgage-Backed Securities	—	360,993	—	360,993
Municipal	—	101,770	—	101,770
U.S. Treasury	—	10,013,563	—	10,013,563
Purchased Call Options	8,346	3,418	—	11,764
Investment Companies[1]	186,853,800	5,229,562	—	192,083,362
TOTAL SECURITIES	$383,352,410	$33,365,432	$—	$416,717,842
OTHER FINANCIAL INSTRUMENTS[2]	$3,839,650	$(23,652)	$—	$3,815,998
1	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014